Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Minimum aggregate rental commitment under all noncancelable operating leases
2013	$ 275
2014	240
2015	199
2016	153
2017	131
Thereafter	1,005
Total	$ 2,003